Other Non-Current Assets - Summary of Other Non-current Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Other Assets, Noncurrent [Abstract]
Prepayment for property, equipment and software	¥ 19,968	$ 3,133	¥ 30,398
Long-term deposit	1,619	254	0
Total other non-current assets	¥ 21,587	$ 3,387	¥ 30,398